Income Taxes Components of Income Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal	$ (3)	$ (1)	$ 1
State	6	17	9
Total	3	16	10
Federal	41	0	3
State	10	1	1
Total	51	1	4
Total income tax expense from continuing operations	$ 54	$ 17	$ 14